	The Brown Capital Management Small Company Fund
Schedule of Investments		June 30, 2026 (unaudited)
96.37%	COMMON STOCKS	Shares	Value (Note 1)

11.74%	BUSINESS SERVICES
	Guidewire Software, Inc.(A) . . . . . .	93,736	$11,534,215
	Intapp, Inc.(A) . . . . . . . . . . . .	75,413	1,901,162
	nCino, Inc.(A) . . . . . . . . . . . .	249,647	4,081,728
	Paycom Software, Inc. . . . . . . .	36,058	4,531,769
	Q2 Holdings, Inc.(A) . . . . . . . . .	161,936	7,789,122
	Tyler Technologies, Inc.(A) . . . . . .	26,730	7,817,456
8.56%	CONSUMER RELATED		37,655,452

	Agilysys, Inc.(A) . . . . . . . . . . .	96,846	10,120,407
	Alarm.com Holdings, Inc.(A) . . . . .	68,327	3,192,237
	Armanino Foods of Distinction, Inc.(A) .	81,883	847,489
	Duolingo, Inc. Class A(A) . . . . . . .	23,272	2,676,745
	Figure Technology Solutions, Inc.(A) . .	54,580	1,676,152
	Mama’s Creations, Inc.(A) . . . . . . . . . . . . .	248,275	4,431,709
	Warby Parker, Inc.(A) . . . . . . . . .	79,536	2,413,122
	XPEL, Inc.(A) . . . . . . . . . . . .	42,617	2,113,803
24.09%	INDUSTRIAL PRODUCTS & SYSTEMS		27,471,664

	American Superconductor Corp.(A) . .	51,400	2,133,614
	Badger Meter, Inc. . . . . . . . . .	46,798	6,943,887
	Cognex Corp. . . . . . . . . . . .	260,160	18,840,787
	Credo Technology Group Holding Ltd.(A) .	11,862	3,225,871
	Energy Recovery, Inc.(A) . . . . . . .	192,637	1,737,586
	Karman Holdings, Inc.(A) . . . . . . .	25,070	1,251,494
	Loar Holdings, Inc.(A) . . . . . . . .	60,162	4,849,659
	Park Aerospace Corp.(A) . . . . . . .	57,247	2,184,546
	PDF Solutions, Inc.(A) . . . . . . . .	74,116	5,246,672
	Sitime Corp.(A) . . . . . . . . . . .	3,594	2,679,543
	UFP Technologies, Inc.(A) . . . . . .	37,900	10,048,427
	Xometry, Inc.(A) . . . . . . . . . . .	187,958	18,141,706
18.22%	INFORMATION/KNOWLEDGE MANAGEMENT		77,283,792

	AppFolio, Inc.(A) . . . . . . . . . .	69,815	11,194,835
	AvePoint, Inc.(A) . . . . . . . . . . .	157,802	1,768,960
	Datadog, Inc. Class A(A) . . . . . . .	70,938	18,469,418
	Manhattan Associates, Inc.(A) . . . . .	86,338	12,022,567
	Red Violet, Inc. . . . . . . . . . . .	86,387	5,504,580
	SPS Commerce, Inc.(A) . . . . . . .	27,445	1,569,031
	Vertex, Inc.(A) . . . . . . . . . . . .	275,508	3,162,832
	Workiva, Inc.(A) . . . . . . . . . . .	98,405	4,773,627

58,465,850

See Notes to Schedule of Investments

QUARTERLY REPORT

	The Brown Capital Management Small Company Fund
Schedule of Investments - continued		June 30, 2026 (unaudited)
31.30%	MEDICAL/HEALTH CARE	Shares	Value (Note 1)

	Axogen, Inc.(A) . . . . . . . . . . .	180,101	$8,318,865
	Bio-Techne Corp. . . . . . . . . .	130,915	9,249,145
	Corcept Therapeutics, Inc.(A) . . . . .	65,121	5,662,271
	Glaukos Corp.(A) . . . . . . . . . .	123,840	17,307,878
	HeartFlow, Inc.(A) . . . . . . . . . .	54,050	1,585,827
	Inspire Medical Systems, Inc.(A) . . . .	23,299	1,039,368
	Krystal Biotech, Inc.(A) . . . . . . . .	6,250	2,322,938
	OrthoPediatrics Corp.(A) . . . . . . .	93,740	1,793,246
	Repligen Corp.(A) . . . . . . . . . .	104,604	14,272,170
	RxSight, Inc.(A) . . . . . . . . . . .	165,982	800,033
	TransMedics Group, Inc.(A) . . . . . .	64,701	4,297,440
	Veeva Systems, Inc. Class A(A) . . . .	73,599	13,061,615
	Veracyte, Inc.(A) . . . . . . . . . . .	70,428	4,136,236
	Vericel Corp.(A) . . . . . . . . . . .	373,015	16,595,437
			100,442,469
2.46%	MISCELLANEOUS
	CryoPort, Inc.(A) . . . . . . . . . . .	502,162	7,883,943
96.37%	TOTAL COMMON STOCKS . . . . . . .	. . . . . .	309,203,170
	(Cost: $185,200,593)
0.00%	WARRANT
0.00%	Health Care
	Abiomed, Inc. CVR(A)(B) . . . . . . .	475,722	—
0.00%	TOTAL WARRANT . . . . . . . . . . .	. . . . . .	—
3.72%	SHORT TERM INVESTMENT
	First American Treasury Obligations
	Fund - X Class 3.575%(C) . . . . .	11,925,094	11,925,094
	(Cost: $11,925,094)
100.09%	TOTAL INVESTMENTS . . . . . . . . .	. . . . . .	321,128,264
	(Cost: $197,125,686)
(0.09%)	Liabilities in excess of other assets . . . .	. . . . . .	(284,371)
100.00%	NET ASSETS . . . . . . . . . . . . .	. . . . . .	$320,843,893

(A)Non-income producing.

(B)The warrant is a Level 3 security.

(C)Effective 7 day yield as of June 30, 2026. CVR - Contingent Value Right

See Notes to Schedule of Investments

QUARTERLY REPORT

The Brown Capital Management International All Company Fund

Schedule of Investments		June 30, 2026 (unaudited)
98.46%	SHORT TERM INVESTMENT	Shares	Value (Note 1)

	First American Treasury Obligations
	Fund X-Class 3.575%(A) . . . . . .	36,673,702	$36,673,702
	(Cost: $36,673,702)
98.46%	TOTAL INVESTMENTS . . . . . . . .	. . . . . . .	36,673,702
	(Cost: $36,673,702)
1.54%	Other assets, net of liabilities . . . . .	. . . . . . .	574,321
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . .	$37,248,023

(A)Effective 7 day yield as of June 30, 2026.

See Notes to Schedule of Investments

QUARTERLY REPORT

The Brown Capital Management International Small Company Fund

Schedule of Investments		June 30, 2026 (unaudited)
92.74%	COMMON STOCKS	Shares	Value (Note 1)

11.00%	AUSTRALIA
	HUB24 Ltd. . . . . . . . . . . . .	226,721	$ 11,459,799
	Pro Medicus Ltd. . . . . . . . . . .	158,488	22,405,943
	REA Group Ltd. . . . . . . . . . .	195,571	18,840,041
	Technology One Ltd. . . . . . . . .	614,934	12,615,343
	WiseTech Global Ltd. . . . . . . . .	430,066	9,866,447
			75,187,573
7.84%	CANADA
	The Descartes Systems Group, Inc.(A) .	379,185	26,262,889
	Kinaxis, Inc.(A) . . . . . . . . . . .	254,063	27,277,400
			53,540,289
3.35%	DENMARK
	Ambu A/S . . . . . . . . . . . . .	1,687,387	15,761,807
	INVISIO AB(A) . . . . . . . . . . .	335,923	7,107,362
			22,869,169
13.33%	FRANCE
	Interparfums SA(A) . . . . . . . . .	1,075,635	31,193,989
	Lectra . . . . . . . . . . . . . .	1,154,063	22,613,433
	Planisware SA . . . . . . . . . . .	827,500	17,213,831
	VusionGroup . . . . . . . . . . .	138,534	20,021,914
			91,043,167
5.36%	GERMANY
	ATOSS Software SE(A) . . . . . . . .	170,313	13,062,519
	Evotec AG(A) . . . . . . . . . . . .	1,997,469	11,400,910
	STRATEC Biomedical AG(B) . . . . .	632,469	12,147,487
			36,610,916
0.79%	HONG KONG
	Kingdee International Software(A) . . .	7,123,492	5,430,996
3.66%	INDIA
	CRISIL Ltd. . . . . . . . . . . . .	271,174	11,702,589
	Dr. Lal PathLabs Ltd. . . . . . . . .	765,121	13,303,552
			25,006,141

See Notes to Schedule of Investments

QUARTERLY REPORT

The Brown Capital Management International Small Company Fund

Schedule of Investments - continued		June 30, 2026 (unaudited)
10.80%	ISRAEL	Shares	Value (Note 1)

	Camtek Ltd.(A) . . . . . . . . . . .	141,943	$23,153,742
	Cellebrite DI Ltd.(A) . . . . . . . . .	949,578	13,863,839
	Global-e Online Ltd.(A) . . . . . . . .	555,690	19,299,114
	Nayax Ltd.(A) . . . . . . . . . . . .	268,904	17,458,667
			73,775,362
3.00%	ITALY
	Azimut Holding S.p.A . . . . . . . .	504,522	20,492,832
14.37%	JAPAN
	GMO Payment Gateway, Inc.(A) . . . .	262,642	15,018,192
	Hiday Hidaka Corp.(A) . . . . . . . .	1,752,674	27,495,126
	Kakaku.com, Inc.(A) . . . . . . . . .	157,887	3,299,663
	SMS Co. Ltd.(A) . . . . . . . . . . .	127,380	1,757,338
	Software Service, Inc.(A)(B) . . . . . .	393,135	25,911,992
	Towa Pharmaceutical Co. Ltd.(A) . . .	1,049,593	24,696,526
			98,178,837
1.17%	KOREA REPUBLIC OF
	Park Systems Corp. . . . . . . . .	49,600	7,987,607
8.81%	SWEDEN
	Hemnet Group AB . . . . . . . . .	1,768,175	13,429,467
	MIPS AB . . . . . . . . . . . . .	564,715	15,036,029
	Sectra AB . . . . . . . . . . . . .	1,120,114	31,744,661
			60,210,157
9.26%	UNITED KINGDOM
	AJ Bell plc . . . . . . . . . . . . . . . . . . . . . . . . .	4,604,610	37,397,393
	PayPoint plc(A) . . . . . . . . . . .	844,200	6,423,645
	Raspberry PI Holdings plc(A) . . . . .	204,046	2,234,312
	Rightmove plc . . . . . . . . . . .	1,278,669	7,438,301
	Victrex plc . . . . . . . . . . . . .	1,284,250	9,796,876
			63,290,527
92.74%	TOTAL COMMON STOCKS . . . . . .	. . . . . . .	$633,623,573
	(Cost: $564,917,782)

See Notes to Schedule of Investments

QUARTERLY REPORT

The Brown Capital Management International Small Company Fund

Schedule of Investments - continued		June 30, 2026 (unaudited)
3.19%	SHORT TERM INVESTMENT	Shares	Value (Note 1)

	First American Treasury Obligations
	Fund - X Class 3.575%(C) . . . . .	21,791,444	$21,791,444
	(Cost: $21,791,444)
95.93%	TOTAL INVESTMENTS . . . . . . . .	. . . . . . .	655,415,017
	(Cost: $586,709,226)
4.07%	Other assets, net of liabilities . . . . .	. . . . . . .	27,838,559
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . .	$683,253,576

(A)Non-income producing.

(B) Affiliated Company - The Fund owns greater than 5% of the outstanding voting shares of this issurer.

(C)Effective 7 day yield as of June 30, 2026.

See Notes to Schedule of Investments

QUARTERLY REPORT

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2026 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International All Company Fund (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end management investment company, as those terms are defined in the 1940 Act. The Funds currently offer Investor Class and Institutional Class Shares.

The primary investment objective of the Small Company Fund is to seek long- term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment.

The primary investment objective of the International All Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing substantially of its assets in equity securities of non-U.S. based companies. The International All Company Fund liquidated on June 30, 2026.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

QUARTERLY REPORT

Brown Capital Management Mutual Funds

Notes to Schedules of Investments - continued	June 30, 2026 (unaudited)

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over- the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price.

Foreign securities are valued using a third-party fair valuation vendor, Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”), which applies proprietary models that consider multiple factors, including movements in the U.S. securities markets, relevant indices, and other applicable market data. With respect to the BCM International All Company Fund and the BCM International Small Company Fund, the Trust’s Board of Trustees (the “Board”) has determined that it is appropriate for the Trust to engage ICE to use its Fair Valuation Information Service “FVIS NY Close” (the “FVIS Service”). The FVIS Service is used on a daily basis for each foreign equity security, not traded in the Eastern Time Zone in the portfolios unless the Valuation Designee determines that its use is not appropriate on a particular day for a given security. When a predefined U.S. market movement threshold, established by the Advisor’s valuation policies, is exceeded, ICE fair values non-U.S. securities based on their correlation with U.S. market movements. This methodology may also be applied when a local market is closed for a holiday or other reason. The Advisor may review ICE’s pricing outputs and, if deemed unreliable, escalate for potential valuation committee consideration.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. The Board has appointed the Advisor as valuation designee to be responsible for all fair value determinations for the Funds. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable;

(ii)an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security

QUARTERLY REPORT

Brown Capital Management Mutual Funds

Notes to Schedules of Investments - continued	June 30, 2026 (unaudited)

is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more

QUARTERLY REPORT

Brown Capital Management Mutual Funds

Notes to Schedules of Investments - continued	June 30, 2026 (unaudited)

judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2026.

Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$309,203,170	$—	$—	$309,203,170
Short Term Investment . . . .	11,925,094	—	—	11,925,094
Warrant . . . . . . . . . .	—	—	—**	—
Total . . . . . . . . . . . .	$321,128,264	$—	$—	$321,128,264

International All Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Short Term Investment . . . .	$36,673,702	$—	$—	$36,673,702
Total . . . . . . . . . . . .	$36,673,702	$—	$—	$36,673,702

International Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$633,623,573	$—	$—	$633,623,573
Short Term Investment . . . .	21,791,444	—	—	21,791,444
Total . . . . . . . . . . . .	$655,415,017	$—	$—	$655,415,017

*See Schedule of Investments for sector/country classifications.

**The Level 3 Security has zero value.

QUARTERLY REPORT

Brown Capital Management Mutual Funds

Notes to Schedules of Investments - continued	June 30, 2026 (unaudited)

As of June 30, 2026, the Small Company held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ - (0% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are presented. There were not transfers in or out of Level 3 securities and the value did not change during the period.

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

Foreign Currency Spot Contracts (International All Company Fund and International Small Company Fund)

Derivative instruments include foreign currency spot trades. The Funds may enter into such derivative instruments primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a foreign currency spot contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price typically within two business days.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2026, International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

QUARTERLY REPORT

		Brown Capital Management Mutual Funds
Notes to Schedules of Investments - continued							June 30, 2026 (unaudited)
International Small Company Fund
	Market Value			Market Value	Share Balance		Change in
Common Stock	as of March 31,			as of June 30,	as of June 30,		Unrealized	Realized
Security Name	2026	Purchases	Sales	2026	2026	Dividends*	Gain (Loss)	Gain/(Loss)
Software Service, Inc. . . . . . .	$ 34,300,072	$—	$(5,127,323)	$25,911,992	393,135	$—	$(639,423)	$(2,621,334)
STRATEC Biomedical AG . . . . .	19,901,917	—	(7,478,253)	12,147,487	632,469	—	32,308,897	(32,585,074)

TOTAL				$38,059,479	1,025,604	$—	$31,669,474	$(35,206,408)

Investments no longer affiliated as of June 30, 2026
Hiday Hidaka Corp. . . . . . . .	$ 48,803,890	$—	$(14,142,482)	$27,495,126	1,752,674	$443,762	$(6,256,301)	$(909,981)
		—	—	—	—	—	—	—
		—	—	—	—	—	—	—
		—	(14,142,482)	$27,495,126	1,752,674	$443,762	$(6,256,301)	$(909,981)

GRAND TOTAL				$65,554,605	2,778,278	$443,762	$25,413,173	$(36,116,389)

* Net of reclaims and foreign taxes withheld.

QUARTERLY REPORT